Transactions with Related Parties - Acquisition of Drillships Holdings Inc-Additional Information (Details) (USD $) In Thousands, unless otherwise specified				6 Months Ended	38 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 15, 2009 Ocean Rig U D W [Member]	Mar. 15, 2012 Drillships Holdings [Member]
Advances for vessels/rigs under construction for the period	$ 1,027,889	$ 2,072,699	$ 1,182,600		$ 447,445
Far value adjustment of advances for rigs under construction					178,000
Percentage of shares acquired				25.00%
Cash consideration				50,000
Face value of preferred shares issued				$ 280,000